FORM
13F

      INFORMATION REGUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                        SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549


          Report for the Calendar Year or Quarter Ended March 31, 2001

Name of Institutional Investment Manager:
  OAK ASSOCIATES, LTD.                      #28-2338
Business Address:
3875 EMBASSY PARKWAY, #250    AKRON, OHIO  44333
Name, Phone No., and Title of Person     Duly Authorized to Submit This Report.
  JAMES D. OELSCHLAGER,                  MANAGING MEMBER         (330) 668-1234

        ATTENTION -- Intentional misstatements or omissions of facts constitute
                     Federal Criminal Violations. See 18 U.S.C. 1001 and
                     15 U.S.C. 78ff(a).

                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unattended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City

            of      AKRON                              and State of OHIO
on the  5th day of                     May                        2001
                                                          JAMES D. OELSCHLAGER



                   (Manual Signature of Person Duly Authorized
                             to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         76

Form 13F Information Table Value Total:                  9,688,012  (thousand)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report if filed, other than the manager filing this report.

No.

Form 13F File Number:

Name:


                                                                           FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/       SH/   PUT/ INVSTMT  OTHER
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT       PRN   CALL  DSCRETN MANAGERS
------------------------------ ---------------- --------- -------- ---------------  ---- -----  ------- ---------
ADVENT SOFTWARE                COM              007974108      780 17600.0000000    SH          SOLE
AKAMAI TECHNOLOGIES            COM              00971T101    13883 1621350.0000000  SH          SOLE
AMDOCS LTD ORD                 COM              G02602103      791 16509.0000000    SH          SOLE
AMERICAN EXPRESS CO            COM              025816109      273 6600.0000000     SH          SOLE
AMERICAN HOME PRODUCTS         COM              026609107     2951 50221.4860000    SH          SOLE
AMERICAN INT'L. GRP            COM              026874107   589585 7320283.00       SH          SOLE
AMGEN INC                      COM              031162100      403 6700.0000000     SH          SOLE
ANHEUSER-BUSCH CO INC          COM              035229103      541 11770.0000000    SH          SOLE
APPLIED MATERIALS              COM              038222105   688335 15775847.0000000 SH          SOLE
ATMEL CORP.                    COM              049513104   166984 17008476.0000000 SH          SOLE
AVANEX CORP COM                COM              05348W109      143 13500.0000000    SH          SOLE
BANK ONE CORP                  COM              059438101      286 7911.0000000     SH          SOLE
BRISTOL MYERS SQUIBB           COM              110122108      520 8750.0000000     SH          SOLE
BROCADE COMMUNICATIONS         COM              111621108   186525 8718768.0000000  SH          SOLE
CACHEFLOW INC                  COM              126946102    14093 3173383.0000000  SH          SOLE
CIENA CORP.                    COM              171779101   432323 10270827.0000000 SH          SOLE
CISCO SYSTEMS                  COM              17275R102  1223335 77311333.0000000 SH          SOLE
CITIGROUP INC.                 COM              172967101   794181 17619892.0000000 SH          SOLE
COMMERCE ONE INC DEL           COM              200693109      242 25963.0000000    SH          SOLE
COMPAQ COMPUTER                COM              204493100      218 12000.0000000    SH          SOLE
CORNING GLASS WORKS            COM              219350105    11627 561916.0000000   SH          SOLE
DELL COMPUTER                  COM              247025109     1685 65600.0000000    SH          SOLE
DIGEX INC.                     COM              253756100     8798 631260.0000000   SH          SOLE
DIGITAL LIGHTWAVE INC COM      COM              253855100      402 22481.0000000    SH          SOLE
EARTHLINK                      COM              270321102      184 15200.0000000    SH          SOLE
ELI LILLY & CO.                COM              532457108   265110 3457699.00000    SH          SOLE
EMC CORP.                      COM              268648102   457659 15481547.0000000 SH          SOLE
EXODUS COMMUNICATIONS          COM              302088109    33883 3153032.0000000  SH          SOLE
EXPRESS SCRIPTS INC.           COM              302182100    13499 155730.0000000   SH          SOLE
EXTREME NETWORKS, INC.         COM              30226D106    41637 2737500.0000000  SH          SOLE
FIFTH THIRD BANCORP            COM              316773100     1026 19200.0000000    SH          SOLE
FIRST DATA CORP                COM              319963104    36270 607428.9812000   SH          SOLE



                                             VOTING AUTHORITY
        NAME OF ISSUER                  SOLE     SHARED    NONE
-----------------------------  ---------------- -------- --------
ADVENT SOFTWARE                   17600.0000000
AKAMAI TECHNOLOGIES             1621350.0000000
AMDOCS LTD ORD                    16509.0000000
AMERICAN EXPRESS CO                6600.0000000
AMERICAN HOME PRODUCTS            50221.4860000
AMERICAN INT'L. GRP             7320283.00
AMGEN INC                          6700.0000000
ANHEUSER-BUSCH CO INC             11770.0000000
APPLIED MATERIALS              15775847.0000000
ATMEL CORP.                    17008476.0000000
AVANEX CORP COM                   13500.0000000
BANK ONE CORP                      7911.0000000
BRISTOL MYERS SQUIBB               8750.0000000
BROCADE COMMUNICATIONS          8718768.0000000
CACHEFLOW INC                   3173383.0000000
CIENA CORP.                    10270827.0000000
CISCO SYSTEMS                  76507733.0000000
CITIGROUP INC.                 17619892.00000
COMMERCE ONE INC DEL              25963.0000000
COMPAQ COMPUTER                   12000.0000000
CORNING GLASS WORKS              561916.0000000
DELL COMPUTER                     65600.0000000
DIGEX INC.                       631260.0000000
DIGITAL LIGHTWAVE INC COM         22481.0000000
EARTHLINK                         15200.0000000
ELI LILLY & CO.                 3457699.0000000
EMC CORP.                      15481547.0000000
EXODUS COMMUNICATIONS           3153032.0000000
EXPRESS SCRIPTS INC.             155730.0000000
EXTREME NETWORKS, INC.          2737500.0000000
FIFTH THIRD BANCORP               19200.0000000
FIRST DATA CORP                  607428.9812000

FIRSTMERIT CORP.               COM              337915102     3088 118766.0000000   SH               SOLE
FOREST LABORATORIES INC.       COM              345838106     5782 97600.0000000    SH               SOLE
FOUNDRY NETWORKS               COM              35063R100    39271 5220201.0000000  SH               SOLE
GENERAL ELECTRIC               COM              369604103     8363 199773.8276000   SH               SOLE
GLIMCHER REALTY TRUST          COM              379302102      541 35800.0000000    SH               SOLE
HRPT PPTYS TR COM SH BEN INT   COM              40426W101      363 43900.0000000    SH               SOLE
INTEL CORP                     COM              458140100   197278 7496393.0000000  SH               SOLE
JDS UNIPHASE CORP COM          COM              46612J101   222858 12058540.0000000 SH               SOLE
JNI CORP COM                   COM              46622G105      187 24340.0000000    SH               SOLE
JOHNSON & JOHNSON              COM              478160104     2467 28200.5000000    SH               SOLE
JP MORGAN CHASE & COMPANY      COM              46625H100     3988 88830.0000000    SH               SOLE
JUNIPER NETWORKS               COM              48203R104   210246 5474144.0000000  SH               SOLE
LINEAR TECHNOLOGY CORP.        COM              535678106   539498 13087691.0000000 SH               SOLE
MAXIM INTEGRATED PRODUCTS      COM              57772K101   583703 13977121.0000000 SH               SOLE
MBNA CORP.                     COM              55262L100   288320 8675290.0000000  SH               SOLE
MBO PPTYS INC COM              COM              55263L109        3 10022.0000000    SH               SOLE
MCDATA CORP CL A               COM              580031201     7650 401347.0000000   SH               SOLE
MEDTRONIC INC                  COM              585055106   334946 7333597.0000000  SH               SOLE
MERCK & CO INC                 COM              589331107   594686 7837096.0000000  SH               SOLE
MICROSOFT                      COM              594918104   126554 2313812.0000000  SH               SOLE
MORGAN STANLEY DEAN WITTER & C COM              617446448   284015 5269608.0000000  SH               SOLE
NATIONAL CITY CORP.            COM              635405103      207 7730.0000000     SH               SOLE
NETWORK APPLIANCE              COM              64120L104    41518 2375766.0000000  SH               SOLE
NEXTEL COMMUNICATIONS INC CLAS COM              338898109    11679 812466.0000000   SH               SOLE
NORTEL NETWORKS NEW            COM              656568102    62023 4414443.0000000  SH               SOLE
OPENWAVE SYS INC COM           COM              683718100     1448 73000.0000000    SH               SOLE
PEPSICO INC.                   COM              713448108      681 15490.0000000    SH               SOLE
PFIZER INC                     COM              717081103   490012 11957134.0000000 SH               SOLE
PHILIP MORRIS COS.             COM              718154107      781 16458.0000000    SH               SOLE
PINE BROOK CAP INC CL A        COM              72246F109        0 10228.0000000    SH               SOLE
PMC-SIERRA, INC.               COM              69344F106   212960 8511643.0000000  SH               SOLE
PROCTER & GAMBLE CO            COM              742718109     1100 17571.0000000    SH               SOLE
SCHWAB CHARLES CORP            COM              808513105     1638 106250.0000000   SH               SOLE
STATE STREET BOSTON CORP       COM              857473102      448 4800.0000000     SH               SOLE
STORAGENETWORKS INC COM        COM              86211E103      393 34455.0000000    SH               SOLE
SUN MICROSYSTEMS               COM              866810104    44820 2915674.0000000  SH               SOLE
SYCAMORE NETWORKS              COM              871206108    20322 2030485.0000000  SH               SOLE




FIRSTMERIT CORP.                 118766.0000000
FOREST LABORATORIES INC.          97600.0000000
FOUNDRY NETWORKS                5220201.0000000
GENERAL ELECTRIC                 199773.8276000
GLIMCHER REALTY TRUST             35800.0000000
HRPT PPTYS TR COM SH BEN INT      43900.0000000
INTEL CORP                      7496393.0000000
JDS UNIPHASE CORP COM          12058540.0000000
JNI CORP COM                     243400.0000000
JOHNSON & JOHNSON                 28200.5000000
JP MORGAN CHASE & COMPANY         88830.0000000
JUNIPER NETWORKS                5474144.0000000
LINEAR TECHNOLOGY CORP.        13087691.0000000
MAXIM INTEGRATED PRODUCTS      13977121.0000000
MBNA CORP.                      8675290.0000000
MBO PPTYS INC COM                 10022.0000000
MCDATA CORP CL A                 401347.0000000
MEDTRONIC INC                   7333597.0000000
MERCK & CO INC                  7837096.0000000
MICROSOFT                       2313812.0000000
MORGAN STANLEY DEAN WITTER & C  5269608.00000000
NATIONAL CITY CORP.                7730.0000000
NETWORK APPLIANCE               2375766.0000000
NEXTEL COMMUNICATIONS INC CLAS   812466.0000000
NORTEL NETWORKS NEW             4414443.0000000
OPENWAVE SYS INC COM              73000.0000000
PEPSICO INC.                      15490.0000000
PFIZER INC                     11957134.0000000
PHILIP MORRIS COS.                16458.0000000
PINE BROOK CAP INC CL A           10228.0000000
PMC-SIERRA, INC.                8511643.0000000
PROCTER & GAMBLE CO               17571.0000000
SCHWAB CHARLES CORP              106250.0000000
STATE STREET BOSTON CORP           4800.0000000
STORAGENETWORKS INC COM           34455.0000000
SUN MICROSYSTEMS                2915674.0000000
SYCAMORE NETWORKS               2030485.0000000


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


TIBCO SOFTWARE INC COM         COM              88632Q103      807 95000.0000000   SH              SOLE
TRIQUINT SEMICONDUCTOR         COM              89674K103     4319 284365.0000000  SH              SOLE
VERITAS SOFTWARE CO COM        COM              923436109    54991 1189116.0000000 SH              SOLE
VITESSE SEMICONDUCTOR CORP.    COM              928497106    86733 3639480.0000000 SH              SOLE
WAYNE BANCORP INC              COM              944293109      614 30521.0000000   SH              SOLE
XILINX INC.                    COM              983919101   206348 5870632.0000000 SH              SOLE
NORTEL NETWORKS NEW                             656568102     3091  219993         SH              SOLE




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